Share-based payment - Share Activity (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	1,321,663	0
Granted (in shares)	1,909,045	1,823,114
Vested (in shares)	(174,075)	(501,451)
Cancelled (in shares)	323,486	0
Number of units outstanding, end of the year (in shares)	2,733,147	1,321,663
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	858,821	0
Granted (in shares)	1,378,621	858,821
Vested (in shares)	0	0
Cancelled (in shares)	266,366	0
Number of units outstanding, end of the year (in shares)	1,971,076	858,821
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	458,620	0
Granted (in shares)	530,424	629,303
Vested (in shares)	(169,853)	(170,683)
Cancelled (in shares)	57,120	0
Number of units outstanding, end of the year (in shares)	762,071	458,620
Free Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	4,222	0
Granted (in shares)	0	334,990
Vested (in shares)	(4,222)	(330,768)
Cancelled (in shares)	0	0
Number of units outstanding, end of the year (in shares)	0	4,222